Investment Risks	Dec. 30, 2025
TCW Senior Loan ETF
Prospectus [Line Items]
Risk [Text Block]

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

TCW Senior Loan ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

TCW Senior Loan ETF | Senior Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Senior Loan Risk. The risk of investing in senior loans may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

TCW Senior Loan ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

TCW Senior Loan ETF | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

TCW Senior Loan ETF | Second Lien Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Second Lien Loan Risk. Investments in second lien loans are subject to similar risks as those associated with investments in senior loans as well as the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

TCW Senior Loan ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

TCW Senior Loan ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.
TCW Senior Loan ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.
TCW Senior Loan ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

TCW Senior Loan ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

TCW Senior Loan ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

TCW Senior Loan ETF | Mezzanine Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

TCW Senior Loan ETF | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.
TCW Senior Loan ETF | Unrated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

TCW Senior Loan ETF | Distressed And Defaulted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

TCW Senior Loan ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

TCW Senior Loan ETF | Securities Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

TCW Senior Loan ETF | Price Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
TCW Senior Loan ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates.
TCW Senior Loan ETF | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

TCW Senior Loan ETF | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. Short sales risk is the risk that the use of short sales, which are speculative investments, may cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds that do not engage in short sales.

TCW Senior Loan ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

TCW Senior Loan ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

TCW Senior Loan ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
TCW Senior Loan ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

TCW Senior Loan ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

TCW Senior Loan ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

TCW Senior Loan ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

TCW Senior Loan ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

TCW Senior Loan ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

TCW Senior Loan ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

TCW Senior Loan ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

TCW Senior Loan ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

TCW Senior Loan ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

TCW Senior Loan ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
TCW Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

TCW Corporate Bond ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

TCW Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

TCW Corporate Bond ETF | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

TCW Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

TCW Corporate Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.
TCW Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.
TCW Corporate Bond ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

TCW Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

TCW Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

TCW Corporate Bond ETF | Mezzanine Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

TCW Corporate Bond ETF | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.
TCW Corporate Bond ETF | Unrated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

TCW Corporate Bond ETF | Distressed And Defaulted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

TCW Corporate Bond ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

TCW Corporate Bond ETF | Securities Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

TCW Corporate Bond ETF | Price Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
TCW Corporate Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.
TCW Corporate Bond ETF | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

TCW Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

TCW Corporate Bond ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

TCW Corporate Bond ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
TCW Corporate Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

TCW Corporate Bond ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

TCW Corporate Bond ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

TCW Corporate Bond ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

TCW Corporate Bond ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

TCW Corporate Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

TCW Corporate Bond ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

TCW Corporate Bond ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

TCW Corporate Bond ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

TCW Corporate Bond ETF | Mortgagebacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

TCW Corporate Bond ETF | Assetbacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

TCW Corporate Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

TCW Corporate Bond ETF | Money Marketshortterm Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market/Short-Term Securities Risk. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

TCW Corporate Bond ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. As convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

TCW Corporate Bond ETF | U S Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Obligations Risk. U.S. Treasury obligations risk is the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

TCW Corporate Bond ETF | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to many of the same risks of investing as debt securities and asset-backed securities, including credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

TCW Corporate Bond ETF | Private Placement And Other Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Private Placement and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which the Adviser has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

TCW Corporate Bond ETF | Rule 144 A Securities Risk [Member]
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Rule 144A Securities Risk. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

TCW Corporate Bond ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. Preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

TCW Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.